COMMITMENTS AND CONTINGENCIES - Environmental Matters (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 615	$ 618	$ 660
Accruals for environmental matters deemed probable and reasonably estimable	222	186	168
Environmental liability payments	(196)	(211)	(210)
Other	0	22	0
End of year	$ 641	$ 615	$ 618
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities	Other liabilities
Loss Contingency, Classification of Accrual [Abstract]
Accrued liabilities	$ 227	$ 222
Other liabilities	414	393
Total environmental liabilities	$ 641	$ 615	$ 618
Environmental Loss Contingency, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current
Environmental Loss Contingency, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Environmental Liabilities | Resideo
Loss Contingency, Classification of Accrual [Abstract]
Indemnification and reimbursement agreement, cash payment of environmental annual spending, percent	90.00%
Indemnification and reimbursement agreement annual cap	$ 140
Indemnification and reimbursement agreement minimum amount	25
Reimbursements from indemnification and reimbursement agreement	$ 140	$ 140
Reimbursements from indemnification, receivable as a percentage of environmental costs incurred	90.00%
Reimbursement receivable indemnification and reimbursement agreement	$ 187	157
Indemnity and reimbursement receivable recorded in other current assets	140	140
Indemnity and reimbursement receivable recorded in other assets	$ 521	$ 474